Summary of Significant Accounting Policies (Details 3) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Current Segment assets
Cash	$ 7,966,500				$ 7,966,500				$ 7,827,487	$ 1,283,523
Prepaid expenses and other current assets	723,921				723,921				944,683	1,477,197
Total current segment assets	8,703,348				8,703,348				8,790,782	2,765,680
Long-term segment assets
Property and equipment, net	621,903				621,903				672,861	571,873
Right of use assets, net	347,298				347,298				432,397	575,227
Total segment assets	10,396,547				10,396,547				10,615,312	4,462,365
Revenues	7,475		$ 7,870		8,415		$ 23,798		34,890	17,065
Segment Operating expenses
Research and development expense	163,096		7,280		165,296		18,120		29,125	145,182
Sales and marketing expense									182,446	158,514
Amortization expense									19,738	19,182
Interest expense, net	4,690		5,817		9,381		11,634		18,640	6,735,013
Total Segment Net Income (Loss)	(1,683,199)		(1,287,995)		(3,318,263)		(5,451,579)		(8,383,453)	$ (8,376,834)
Reportable segments [Member]
Current Segment assets
Cash	7,966,500				7,966,500				7,827,487
Accounts receivable	12,927				12,927				18,612
Prepaid expenses and other current assets	723,921				723,921				944,683
Total current segment assets	8,703,348				8,703,348				8,790,782
Long-term segment assets
Property and equipment, net	621,903				621,903				672,861
Right of use assets, net	347,298				347,298				432,397
Intangible assets, net									5,333
Deposits	12,850				12,850				12,850
Patent costs, net	711,148				711,148				701,089
Total segment assets	10,396,547				10,396,547				$ 10,615,312
Revenues	7,475		7,870		8,415		23,798
Segment Operating expenses
Payroll and related costs	360,471		451,245		961,517		3,387,020
Rent and facility expense	89,461		59,667		155,854		101,222
Legal and professional expense	209,744		94,736		511,264		444,473
Consulting and contractor expense	165,905		173,499		326,707		396,277
Insurance expense	158,263		181,821		314,830		363,558
Filing fees expense	22,159		1,804		42,290		76,957
Transfer agent expense	5,554		6,587		11,936		20,153
Software and web computing expense	101,723		65,275		180,314		137,488
Board compensation expense	49,778		49,958		99,390		99,958
Investor relations expense	3,750		6,429		7,500		67,524
Other segment items	136,742	[1]	129,456	[1]	233,990	[2]	249,788	[2]
Research and development expense	163,096		7,280		165,296		18,120
Sales and marketing expense	211,043		57,779		252,863		92,181
Amortization expense	8,485		4,794		53,923		9,587
Interest expense, net	4,500		5,535		9,004		11,071
Total Segment Net Income (Loss)	(1,683,199)		(1,287,995)		(3,318,263)		(5,451,579)
Reportable segments [Member] | Product Test Sales [Member]
Long-term segment assets
Revenues	$ 7,475		$ 7,870		$ 8,415		$ 23,798

[1]	Other segment items included in segment net income (loss) include shipping expense, taxes expense, subscription fees expense, bank fees expense and other overhead expense.
[2]	Other segment items included in segment net income (loss) include shipping expense, taxes expense, subscription fees expense, bank fees expense and other overhead expense.